Document and Entity Information	6 Months Ended
Dec. 31, 2015 USD ($)
Document And Entity Information
Entity Registrant Name	DATASEA INC.
Entity Central Index Key	0001631282
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 9,393,000